Expense Example - Putnam Multi-Asset Income Fund	Aug. 31, 2025 USD ($)
Class P
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 45
Expense Example, with Redemption, 3 Years	190
Expense Example, with Redemption, 5 Years	347
Expense Example, with Redemption, 10 Years	803
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	239
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	992
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	849
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	483
Expense Example, with Redemption, 3 Years	705
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	1,632
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	394
Expense Example, with Redemption, 5 Years	698
Expense Example, with Redemption, 10 Years	1,560
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	965
Expense Example, with Redemption, 10 Years	1,923
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	235
Expense Example, with Redemption, 5 Years	427
Expense Example, with Redemption, 10 Years	$ 980